Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share capital	Share-based payment reserve	Warrants	Contributed surplus	Non-controlling Interest	Deficit	Total
Balance at Jul. 31, 2017	$ 45,159	$ 1,562	$ 3,728	$ 1,775		$ (19,785)	$ 32,439
Balance (shares) at Jul. 31, 2017	76,192,990
Issuance of 7% unsecured convertible debentures			3,530	7,283			10,813
Issuance of units	$ 139,029		10,471				149,500
Issuance of units (shares)	37,375,000
Issuance fees/costs	$ (5,870)		(768)	(506)			(7,144)
Issuance of Broker/Finder warrants	(1,472)		2,352				880
Conversion of 8% unsecured convertible debentures	$ 23,462			(1,743)			21,719
Conversion of 8% unsecured convertible debentures (shares)	15,853,887
Conversion of 7% unsecured convertible debentures	$ 61,555			$ (6,809)			54,746
Conversion of 7% unsecured convertible debentures (shares)	31,384,081
Exercise of stock options	$ 1,009	(419)					590
Exercise of stock options (shares)	907,273
Exercise of warrants	$ 75,254		(5,029)				70,225
Exercise of warrants (shares)	27,897,087
Exercise of Broker/Finder warrants	$ 9,106		(1,647)				7,458
Exercise of Broker/Finder warrants (shares)	4,018,798
Stock-based compensation		4,997					4,997
Total net loss						(23,350)	(23,350)	[1]
Balance at Jul. 31, 2018	$ 347,233	6,139	12,635			(43,134)	322,873	[1]
Balance (shares) at Jul. 31, 2018	193,629,116
Share issuance - January offering	$ 57,558						57,558
Share issuance - January offering (shares)	8,855,000
Share issuance - Newstrike acquisition	$ 322,439						322,439
Share issuance - Newstrike acquisition (shares)	35,394,041
Issuance fees/costs	$ (3,827)						(3,827)
Replacement stock options		7,134					7,134
Replacement warrants			12,229				12,229
Issuance of warrants			42,386				42,386
Exercise of stock options	$ 7,044	(2,751)					4,293
Exercise of stock options (shares)	3,567,867
Exercise of warrants	$ 61,350		(5,204)				56,146
Exercise of warrants (shares)	13,619,202
Exercise of Broker/Finder warrants	$ 7,909		(1,613)				6,296
Exercise of Broker/Finder warrants (shares)	1,916,527
Stock-based compensation		29,793					29,793
Non-controlling interest					$ 1,000		1,000
Total net loss						(81,564)	(81,564)
Balance at Jul. 31, 2019	$ 799,706	$ 40,315	$ 60,433		$ 1,000	$ (124,698)	$ 776,756
Balance (shares) at Jul. 31, 2019	256,981,753						256,981,753

[1]	Restated